Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating income
Net sales of goods	$ 1,223,942	$ 1,015,670	$ 846,269
Net sales of services	29,697	28,782	50,839
Royalty income	20,739	24,339	32,414
Total operating income	1,274,378	1,068,791	929,522
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(627,433)	(497,812)	(513,490)
Cost of services, excluding depreciation and amortization	(12,954)	(10,754)	(59,612)
Exploration in operating units	(94,928)	(96,149)	(89,699)
Depreciation and amortization	(213,722)	(192,647)	(232,583)
Mining royalties	(31,217)	(27,611)	(27,188)
Total operating costs	(980,254)	(824,973)	(922,572)
Gross profit	294,124	243,818	6,950
Operating expenses, net
Administrative expenses	(83,597)	(81,692)	(84,372)
Exploration in non-operating areas	(18,262)	(26,589)	(30,610)
Selling expenses	(24,088)	(21,733)	(19,365)
Impairment loss of long-lived assets	(21,620)	0	(3,803)
Provision for contingencies and others	(13,879)	(565)	(395)
Write-off of stripping activity asset	(13,573)	0	0
Other operating expenses	(13,589)	18,957	(5,340)
Total operating expenses, net	(188,608)	(111,622)	(143,885)
Operating profit (loss)	105,516	132,196	(136,935)
Other income (expense), net
Share in the results of associates under equity method	13,207	(365,321)	(173,375)
Finance income	5,517	6,830	11,026
Finance costs	(34,623)	(31,580)	(27,572)
Net gain (loss) from currency exchange difference	2,928	2,638	(13,693)
Total other income (expenses), net	(12,971)	(387,433)	(203,614)
Profit (loss) before income tax	92,545	(255,237)	(340,549)
Income tax
Current	(23,837)	(39,444)	(14,222)
Deferred	5,825	(14,060)	(541)
Profit (loss) from continuing operations	74,533	(308,741)	(355,312)
Income tax (expense) benefit	18,012	53,504	14,763
Discontinued operations
Loss from discontinued operations	(10,098)	(19,073)	(20,233)
Profit (loss)for the year	64,435	(327,814)	(375,545)
Attributable to:
Owners of the parent	60,823	(323,492)	(317,210)
Non-controlling interest	3,612	(4,322)	(58,335)
Loss for the year	$ 64,435	$ (327,814)	$ (375,545)
Basic and diluted profit (loss) per share attributable to equity holders of the parent, stated in U.S. dollars	$ 0.24	$ (1.27)	$ (1.25)
Profit (loss) for continuing operations, basic and diluted per share attributable to equity holders of the parent, expressed in US dollars	$ 0.28	$ (1.2)	$ (1.17)
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Total comprehensive loss for the year	$ 45,149	$ (333,204)	$ (376,087)
Minera Yanacocha SRL and subsidiary [Member]
Operating income
Net sales of goods	645,176	761,193	1,031,174
Other operating income	21,870	17,713	10,625
Total operating income	667,046	778,906	1,041,799
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(746,918)	(776,394)	(758,033)
Other operating costs	(2,062)	(2,951)	(2,524)
Total operating costs	(748,980)	(779,345)	(760,557)
Gross profit	(81,934)	(439)	281,242
Operating expenses, net
Administrative expenses	(4,760)	(8,780)	(20,028)
Selling expenses	(3,921)	(3,695)	(3,534)
Impairment loss of long-lived assets	0	(889,499)	0
Other operating expenses	(63,514)	(71,496)	(82,846)
Total operating expenses, net	(72,195)	(973,470)	(106,408)
Operating profit (loss)	(154,129)	(973,909)	174,834
Other income (expense), net
Finance income	5,831	2,132	673
Finance costs	(23,766)	(15,107)	(22,734)
Net gain (loss) from currency exchange difference	3,636	(13,741)	(251)
Total other income (expenses), net	(14,299)	(26,716)	(22,312)
Profit (loss) before income tax	(168,428)	(1,000,625)	152,522
Income tax
Income tax (expense) benefit	(7,026)	(43,127)	(602,717)
Discontinued operations
Profit (loss)for the year	(175,454)	(1,043,752)	(450,195)
Attributable to:
Loss for the year	(175,454)	(1,043,752)	(450,195)
Other comprehensive income to be reclassified to profit or loss in subsequent periods
Changes in the fair value of available-for-sale financial asset, net of tax effect	(3,244)	651	(757)
Total comprehensive loss for the year	(178,698)	(1,043,101)	(450,952)
Sociedad Minera Cerro Verde S.A.A. [Member]
Operating income
Net sales of goods	3,202,931	2,384,154	1,115,617
Operating costs
Cost of sales of goods, excluding depreciation and amortization	(1,768,238)	(1,553,040)	(862,004)
Gross profit	1,434,693	831,114	253,613
Operating expenses, net
Selling expenses	(141,669)	(131,391)	(56,215)
Other operating expenses	(258,826)	(24,107)	(26,739)
Other operating income			139
Total operating expenses, net	(400,495)	(155,498)	(82,815)
Operating profit (loss)	1,034,198	675,616	170,798
Other income (expense), net
Finance income	5,350	954	512
Finance costs	(216,912)	(80,438)	(16,010)
Net gain (loss) from currency exchange difference	13,288	7,857	(75,770)
Total other income (expenses), net	(198,274)	(71,627)	(91,268)
Profit (loss) before income tax	835,924	603,989	79,530
Income tax
Income tax (expense) benefit	(486,043)	(263,082)	(46,246)
Discontinued operations
Profit (loss)for the year	349,881	340,907	33,284
Attributable to:
Loss for the year	$ 349,881	$ 340,907	$ 33,284
Basic and diluted profit (loss) per share attributable to equity holders of the parent, stated in U.S. dollars	$ 1	$ 0.974	$ 0.095